Goodwill and Other Intangible Assets (Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2025
Goodwill [Line Items]
Goodwill, impairment loss		$ 456
Percentage of fair value in excess of carrying amount			12.00%
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 15,855	15,243
Additions and adjustments	3,274	1,152
Foreign exchange and other	162	(84)
Goodwill impairment		(456)
Goodwill, Ending balance	19,291	$ 15,855
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]		Goodwill and other impairments
MedSurg and Neurotechnology
Goodwill [Line Items]
Goodwill, impairment loss		$ 0
Goodwill [Roll Forward]
Goodwill, Beginning balance	9,208	8,270
Additions and adjustments	3,275	852
Foreign exchange and other	73	86
Goodwill impairment		0
Goodwill, Ending balance	12,556	$ 9,208
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]		Goodwill and other impairments
Orthopaedics
Goodwill [Line Items]
Goodwill, impairment loss		$ 456
Goodwill [Roll Forward]
Goodwill, Beginning balance	6,647	6,973
Additions and adjustments	(1)	300
Foreign exchange and other	89	(170)
Goodwill impairment		(456)
Goodwill, Ending balance	6,735	$ 6,647
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]		Goodwill and other impairments
Spinal Implants | Disposal Group, Held-for-Sale, Not Discontinued Operations
Goodwill [Line Items]
Goodwill, impairment loss	183
Goodwill [Roll Forward]
Goodwill impairment	$ (183)
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill and other impairments
Spine Reporting Unit
Goodwill [Line Items]
Goodwill, impairment loss	$ 273
Goodwill [Roll Forward]
Goodwill impairment	(273)
MedSurg and Neurotechnology
Goodwill [Line Items]
Goodwill transfer		$ 117
Orthopaedics
Goodwill [Line Items]
Goodwill transfer		$ (117)
Peripheral Vascular Reporting Unit
Goodwill [Roll Forward]
Goodwill, Ending balance	$ 3,203